UNITED STATES SECURITIES AND EXCHANGE COMISSION
WASHINGTON, DC  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2005

Check here if Amendment [  ]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Appaloosa Management L.P.
Address:	26 Main Street
		Chatham, NJ  07928

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lawrence P. O'Friel
Title:		Chief Financial Officer
Phone:		973-701-7000

Signature, Place and Date of Signing:

	Lawrence P. O'Friel		Chatham, New Jersey		05/13/2005
Report Type (check only one):
[X ] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQIURED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 30
Form 13F Information Table Value Total: 1,471,674,000

Name of Issuer					Title of Class		CUSIP		Fair Market	Shares or	Investment Discretion				Managers		Voting Authority (Shares)
									Number		Value		Principal	(a) Sole	(b) Shared -	(c) Shared -			(a) Sole	(b) Shared	(c) None
											Amount		As Defined	Other

-------------------------------------       ---------------- 		--------------	 ---------	----------     ----
Alpha Natural Resources Inc			COM			02076X102	10,321 		360,000 	x				 				360,000
Arch Coal Inc					COM			039380100	168,625 	3,920,600 	x				 				3,920,600
Beverly Enterprises Inc				COM NEW			087851309	43,507 		3,514,300 	x				 				3,514,300
Consol Energy Inc				COM			20854P109	106,762 	2,270,563 	x				 				2,270,563
GATX CORP					COM			361448103	2,489 		75,000 		x				 				75,000
Goodyear Tire & Rubber Co.			COM			382550101	97,408 		7,296,488 	x				 				7,296,488
Houston Expl Co					COM			442120101	5,274 		92,600 		x				 				92,600
Huntsman Corp					COM			447011107	2,507 		107,500 	x				 				107,500
International Steel Group Inc			CALL			460377904	22,400 		16 		x				 				16
Kindred Hlthcare Wts. A $30.00 4/20/06 		*W EXP 04/20/200	494580111	2,721 		67,600 		x				 				67,600
Kindred Hlthcare Wts. B $33.33 4/20/06		*W EXP 04/20/200	494580129	25,103 		675,000 	x				 				675,000
Lafarge North America Inc			COM			505862102	49,659 		849,600 	x				 				849,600
Massey Energy Corp				COM			576206106	282,846 	7,064,095 	x				 				7,064,095
Maverick Tube Corp				COM			577914104	7,315 		225,000 	x				 				225,000
Mechel Steel Group OAO				SPONSORED ADR		583840103	434 		16,200 		x				 				16,200
Metal Mgmt Inc					COM NEW			591097209	19,201 		747,697 	x				 				747,697
Milacron Inc					COM			598709103	500 		163,900 	x				 				163,900
Navistar Intl Corp New				COM			63934E108	4,109 		112,889 	x				 				112,889
NTL Inc.					COM			62940M104	7,060 		110,882 	x				 				110,882
NTL Inc. A Wts $262.93 1.1785sh/wt 1/14/08	*W EXP 01/13/201	62940M138	391 		237,059 	x				 				237,059
Oregon Stl Mls Inc				COM			686079104	11,712 		509,200 	x				 				509,200
Peabody Energy Corporation			COM			704549104	114,834 	2,477,000 	x				 				2,477,000
Pope & Talbot Inc				COM			732827100	18,229 		1,036,900 	x				 				1,036,900
Posco 						SPONSORED ADR		693483109	5,005 		101,400 	x				 				101,400
Roanoke Elec Stl Corp				COM			769841107	5,174 		250,200 	x				 				250,200
Schnitzer Stl Inds				CL A			806882906	17,042 		505,239 	x				 				505,239
Sprint Corp					COM FON			852061100	22,750 		1,000,000 	x				 				1,000,000
Telewest Global Inc				COM			87956T107	26,685 		1,500,000 	x				 				1,500,000
United States Steel Corp			COM			912909108	167,200 	3,288,099 	x				 				3,288,099
Walter Inds Inc					COM			93317Q105	246,790 	5,800,000 	x				 				5,800,000



